UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey   November 11, 2010

Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Value Total: $170,719

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      541    50000 SH       SOLE                    50000        0        0
AMGEN INC                      COM              031162100    18517   336000 SH       SOLE                   336000        0        0
APACHE CORP                    COM              037411105    18349   187700 SH       SOLE                   187700        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      630    15000 SH       SOLE                    15000        0        0
CAREFUSION CORP                COM              14170T101    15609   628400 SH       SOLE                   628400        0        0
CONSOL ENERGY INC              COM              20854P109     2403    65000 SH       SOLE                    65000        0        0
DOW CHEM CO                    COM              260543103      274    10000 SH       SOLE                    10000        0        0
EXTERRAN HLDGS INC             COM              30225X103    14682   646500 SH       SOLE                   646500        0        0
FIRSTENERGY CORP               COM              337932107      771    20000 SH       SOLE                    20000        0        0
FTI CONSULTING INC             COM              302941109    12445   358749 SH       SOLE                   358749        0        0
GILEAD SCIENCES INC            COM              375558103      534    15000 SH       SOLE                    15000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4280    29600 SH       SOLE                    29600        0        0
HCC INS HLDGS INC              COM              404132102    14892   570773 SH       SOLE                   570773        0        0
HONDA MOTOR LTD                AMERN SHS        438128308     3229    90706 SH       SOLE                    90706        0        0
ISIS PHARMACEUTICALS INC       COM              464330109     2624   312400 SH       SOLE                   312400        0        0
MEDTRONIC INC                  COM              585055106     1343    40000 SH       SOLE                    40000        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103     1806   100000 SH       SOLE                   100000        0        0
NEXEN INC                      COM              65334H102    17529   872100 SH       SOLE                   872100        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     4763   180526 SH       SOLE                   180526        0        0
TALISMAN ENERGY INC            COM              87425E103    17835  1019705 SH       SOLE                  1019705        0        0
URS CORP NEW                   COM              903236107    16813   442700 SH       SOLE                   442700        0        0
YAHOO INC                      COM              984332106      850    60000 SH       SOLE                    60000        0        0